Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials	$ 8,016	$ 9,692
Finished goods	6,222	4,854
Work in progress	309	147
Less: inventory provision	(11,439)	(4,597)
Inventories, net	$ 3,108	$ 10,096